Redeemable Noncontrolling Interest - Additional Information (Detail)	12 Months Ended			12 Months Ended
	Dec. 28, 2013	Dec. 28, 2013 Class A Units [Member]	May 31, 2010 Class B Units [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member] Class A Units [Member]	May 31, 2010 Continental Cement Company, L.L.C. [Member] Class B Units [Member]
Redeemable Noncontrolling Interest [Line Items]
Number of class units issued				100	100,000,000
Economic interest of redeemable noncontrolling interest, approximately	100.00%	70.00%
Redeemable noncontrolling interest percentage, approximately			30.00%
Priority return percentage				11.00%
Allowable sharing percentage in distributions and liquidation proceeds				80.00%
Anticipated redemption date of the instrument	2016-05